Average Annual Total Returns - Class A C I P R T and W Shares - Voya Floating Rate Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P/LSTA Leveraged Loan Index 1 Yr		Class A S&P/LSTA Leveraged Loan Index 5 Yrs		Class A S&P/LSTA Leveraged Loan Index 10 Yrs		Class A S&P/LSTA Leveraged Loan Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C S&P/LSTA Leveraged Loan Index 1 Yr		Class C S&P/LSTA Leveraged Loan Index 5 Yrs		Class C S&P/LSTA Leveraged Loan Index 10 Yrs		Class C S&P/LSTA Leveraged Loan Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P/LSTA Leveraged Loan Index 1 Yr		Class I S&P/LSTA Leveraged Loan Index 5 Yrs		Class I S&P/LSTA Leveraged Loan Index 10 Yrs		Class I S&P/LSTA Leveraged Loan Index Since Inception	Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P S&P/LSTA Leveraged Loan Index 1 Yr		Class P S&P/LSTA Leveraged Loan Index 5 Yrs		Class P S&P/LSTA Leveraged Loan Index 10 Yrs	Class P S&P/LSTA Leveraged Loan Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P/LSTA Leveraged Loan Index 1 Yr		Class R S&P/LSTA Leveraged Loan Index 5 Yrs		Class R S&P/LSTA Leveraged Loan Index 10 Yrs		Class R S&P/LSTA Leveraged Loan Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W S&P/LSTA Leveraged Loan Index 1 Yr		Class W S&P/LSTA Leveraged Loan Index 5 Yrs		Class W S&P/LSTA Leveraged Loan Index 10 Yrs		Class W S&P/LSTA Leveraged Loan Index Since Inception
Total	(4.40%)	2.22%	2.78%		Aug. 17, 2010	(5.88%)	0.40%	0.98%		(2.52%)	0.86%	1.33%		3.12%	[1]	5.24%	[1]	4.32%	[1]	[1]	(3.67%)	1.97%	2.27%		Aug. 17, 2010	3.12%	[1]	5.24%	[1]	4.32%	[1]	[1]	(1.74%)	3.01%	3.30%		Aug. 17, 2010	3.12%	[1]	5.24%	[1]	4.32%	[1]	[1]	(1.12%)	3.69%		3.25%	Jun. 14, 2013	3.12%	[1]	5.24%	[1]	[1]	3.91%	[1]	(2.34%)	2.49%	2.77%		Aug. 17, 2010	3.12%	[1]	5.24%	[1]	4.32%	[1]	[1]	(1.74%)	2.98%	3.30%		Aug. 17, 2010	3.12%	[1]	5.24%	[1]	4.32%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.